Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 3,038,131	$ 1,822,942	$ 2,858,406
Impairment of property, plant and equipment	57,117		3,109,922
Impairment charged	$ 16,688,647	$ 4,474,784
Building [Member]
Property, Plant and Equipment, Net [Line Items]
Impairment charged			$ 3,000,000